Supplemental Financial Information - Summary of Other Current and Non-Current Assets (Details) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022	Dec. 16, 2022 [1]	Dec. 31, 2021
Other Assets [Abstract]
Prepaid expenses and deferred costs			$ 163		$ 163
Financing receivables – net		$ 100	97	$ 97	99	[1]
Derivative instruments			63		87
Other	[2]		94		88
All other current assets		634	417		437
Equity method and other investments			322		341
Financing receivables – net		196	196	$ 196	186	[1]
Long-term receivables – net			145		138
Long-term inventories			104		123
Long-term contract and other deferred assets			119		96
Other	[3]		138		163
All other non-current assets		$ 1,952	$ 1,024		$ 1,047

[1]	Current financing receivables and non-current financing receivables are recognized within All other current assets and All other assets, respectively, in the Combined Statements of Financial Position.
[2]	Current Other primarily consists of miscellaneous deferred charges.
[3]	Non-current Other primarily consists of long-term prepaid expenses, pension and other postretirement benefit plans with a surplus funded status, and advances to suppliers.